NET LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

The following table sets forth the computation of the basic and diluted net loss per share (in thousands except share and per share data):

	For the Three Months Ended March 31,
	2024	2023
Numerator:
Net loss	$(3,766)	$(6,272)
Denominator:
Weighted-average ordinary shares outstanding used to compute net loss per share, basic and diluted	9,018,261	970,192
Net loss per share, basic and diluted:	$(0.42)	$(6.46)

The following table sets forth the computation of the basic and diluted net loss per share (in thousands except share and per share data):

	Year ended December 31,
	2023	2022
Numerator:
Net loss	$(11,264)	$(14,407)
Denominator:
Weighted-average shares of common stock outstanding used to compute net loss per share, basic and diluted	3,302,818	655,665
Net loss per share, basic and diluted:	$(3.41)	$(21.97)

SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE

	Year Ended December 31,
	2023	2022
Series A-1 redeemable convertible preferred stock	-	114,194
Series A-2 redeemable convertible preferred stock	-	19,411
Series A-3 redeemable convertible preferred stock	-	12,045
Series A-4 redeemable convertible preferred stock	—	-
Series A-5 redeemable convertible preferred stock	—	-
Series A-6 redeemable convertible preferred stock	—	-
Series B-1 redeemable convertible preferred stock	-	3,662
Series B-2 redeemable convertible preferred stock	-	220,021
Series C-1 redeemable convertible preferred stock	-	53,393
Series C-2 redeemable convertible preferred stock	-	41,595
Warrants to purchase redeemable convertible preferred stock	94,988	94,988
Stock options, issued and outstanding	284,437	179,107
Total	379,425	738,416